Operating Leases (Tables)	6 Months Ended
Sep. 30, 2024
Operating Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets

Operating lease right-of-use assets as of September 30, 2024 and March 31, 2024 were as follows:

	September 30, 2024 (Unaudited)	March 31, 2024

Office and warehouse*	$353,374	$343,453
Less: accumulated amortization	(140,306)	(107,605)
Total right-of-use assets, net	$213,068	$235,848

Schedule of Operating Lease Liabilities

Operating lease liabilities as of September 30, 2024 and March 31, 2024 consisted of the following:

	September 30, 2024 (Unaudited)	March 31, 2024

Office and warehouse	$213,068	$235,848
Total operating lease liabilities, net	$213,068	$235,848

Schedule of Analyzed for Reporting purposes

Analyzed for reporting purposes as:

	September 30, 2024 (Unaudited)	March 31, 2024

Non-current portion of operating lease liabilities – related party	$182,667	$177,538
Current portion of operating lease liabilities – related party	30,401	58,310
Total operating lease liabilities	$213,068	$235,848

Schedule of Maturity Analysis of Operating Lease Liabilities

Maturity analysis of operating lease liabilities as of September 30, 2024 was as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	71,306
Two years	500,400	71,306
Three years	500,400	71,306
Four years and thereafter	375,300	53,480
Total undiscounted cash flows	1,876,500	$267,398
Less: imputed interest	(381,276)	(54,330)
Operating lease liabilities	1,495,224	213,068